SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions - Market-based Restricted Share Units [Member]	6 Months Ended
Jun. 30, 2021 $ / shares
SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions [Line Items]
Grant date share price (in Dollars per share)	$ 14.40
Risk-free interest rate	0.50%
Expected dividend yield	0.00%
Expected volatility	90.00%
Minimum [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions [Line Items]
Expected life (in years)	1 year 9 months 18 days
Maximum [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions [Line Items]
Expected life (in years)	3 years 9 months 18 days